Condensed Consolidated Statements of Changes in Stockholders’ Equity (Unaudited) - USD ($)		Common Stock		Preferred Stock Series B	Preferred Stock Series seed 1		Preferred Stock Series seed 2		Preferred Stock Series A		Additional paid-in capital		Accumulated deficit		Accumulated other comprehensive income		Total
Balance at Dec. 31, 2022	[1]	$ 1									$ 3,853,571		$ (2,722,373)		$ 111		$ 1,131,310
Balance (in Shares) at Dec. 31, 2022	[1]	6,840			153		2,596		1,330
Exercise of Series A Warrants											37,500						37,500
Exercise of Series A Warrants (in Shares)		45
Private placement											1,463,586						1,463,586
Private placement (in Shares)		349
Exercise of stock options											37,500						37,500
Exercise of stock options (in Shares)		45
Conversion of preferred shares on IPO
Conversion of preferred shares on IPO (in Shares)		4,079			(153)		(2,596)		(1,330)
Shares issued alongside IPO											6,000,000						6,000,000
Shares issued alongside IPO (in Shares)		1,071
Share issuance costs for IPO											(991,632)						(991,632)
Share-based compensation											487,738						487,738
Net loss for the period													(4,301,517)				(4,301,517)
Currency translation adjustment															91		91
Balance at Dec. 31, 2023	[1]	$ 1									10,850,763		(7,023,890)		202		3,827,076
Balance (in Shares) at Dec. 31, 2023	[1]	12,384
Issued and issuable shares for acquisition of intangible assets		$ 1									772,402						772,403
Issued and issuable shares for acquisition of intangible assets (in Shares)		1,117
Obligation to issue stock for acquisition of intangible assets											838,374						838,374
Share-based compensation											10,484						10,484
Net loss for the period													(2,809,741)				(2,809,741)
Currency translation adjustment															1,040		1,040
Balance at Jun. 30, 2024	[1]	$ 2									12,472,023		(9,833,631)		1,242		2,639,636
Balance (in Shares) at Jun. 30, 2024	[1]	13,501
Balance at Dec. 31, 2023	[1]	$ 1									10,850,763		(7,023,890)		202		3,827,076
Balance (in Shares) at Dec. 31, 2023	[1]	12,384
Issued and issuable shares for acquisition of intangible assets											1,610,778						1,610,778
Issued and issuable shares for acquisition of intangible assets (in Shares)		1,991
Issuance of common shares under ATM program		$ 2									7,044,998						7,045,000
Issuance of common shares under ATM program (in Shares)		20,408
Issued pursuant to public offering		$ 2									7,044,998						7,045,000
Issued pursuant to public offering (in Shares)		20,408
Issued pursuant to Securities Purchase Agreement											325,819						325,819
Issued pursuant to Securities Purchase Agreement (in Shares)		929
Exercise of Series B Warrants		$ 41									(41)
Exercise of Series B Warrants (in Shares)		403,275
Share-based compensation											97,167						97,167
Net loss for the period													(6,245,737)				(6,245,737)
Currency translation adjustment															(539)		(539)
Balance at Dec. 31, 2024		$ 44	[1]			[1]		[1]		[1]	19,929,484	[1]	(13,269,627)	[1]	(337)	[1]	6,659,564	[1]
Balance (in Shares) at Dec. 31, 2024		438,987	[1]			[1]		[1]		[1]
Balance at Mar. 31, 2024	[1]	$ 1									10,906,102		(8,421,140)		1,383		2,486,346
Balance (in Shares) at Mar. 31, 2024	[1]	12,384
Issued and issuable shares for acquisition of intangible assets		$ 1									772,402						772,403
Issued and issuable shares for acquisition of intangible assets (in Shares)		1,117
Obligation to issue stock for acquisition of intangible assets											838,374						838,374
Share-based compensation											(44,855)						(44,855)
Net loss for the period													(1,412,491)				(1,412,491)
Currency translation adjustment															(141)		(141)
Balance at Jun. 30, 2024	[1]	$ 2									12,472,023		(9,833,631)		1,242		2,639,636
Balance (in Shares) at Jun. 30, 2024	[1]	13,501
Balance at Dec. 31, 2024		$ 44	[1]			[1]		[1]		[1]	19,929,484	[1]	(13,269,627)	[1]	(337)	[1]	6,659,564	[1]
Balance (in Shares) at Dec. 31, 2024		438,987	[1]			[1]		[1]		[1]
Settlement of accrued bonus liability				$ 637							149,363						150,000
Settlement of accrued bonus liability (in Shares)				6,372,874
Issued and issuable shares for acquisition of intangible assets		$ 1									43,534						43,535
Issued and issuable shares for acquisition of intangible assets (in Shares)		12,438
Exercise of Series A Warrants		$ 14									1,698,044						1,698,058
Exercise of Series A Warrants (in Shares)		138,485
Issued pursuant to the registered direct offering		$ 13									1,245,293						1,245,306
Issued pursuant to the registered direct offering (in Shares)		129,145
Repurchase of shares											(179)						(179)
Repurchase of shares (in Shares)		(40)
Round up shares due to reverse stock splits
Round up shares due to reverse stock splits (in Shares)		61
Exercise of Pre-funded Warrants		$ 17									(17)
Exercise of Pre-funded Warrants (in Shares)		165,305
Issuance of common shares under ATM program		$ 59									1,467,523						1,467,582
Issuance of common shares under ATM program (in Shares)		593,194
Exercise of stock options		$ 14									1,698,044						1,698,058
Exercise of stock options (in Shares)		138,485
Issued pursuant to public offering		$ 59									1,467,523						1,467,582
Issued pursuant to public offering (in Shares)		593,194
Share-based compensation											(42,996)						(42,996)
Net loss for the period													(2,170,810)				(2,170,810)
Currency translation adjustment															(885)		(885)
Balance at Jun. 30, 2025		$ 148		$ 637							24,490,049		(15,440,437)		(1,222)		9,049,175
Balance (in Shares) at Jun. 30, 2025		1,477,575		6,372,874
Balance at Mar. 31, 2025		$ 71		$ 637							23,006,702		(14,878,082)		(816)		8,128,512
Balance (in Shares) at Mar. 31, 2025		707,076		6,372,874
Issued and issuable shares for acquisition of intangible assets		$ 1									(1)
Issued and issuable shares for acquisition of intangible assets (in Shares)		12,000
Exercise of Pre-funded Warrants		$ 17									(17)
Exercise of Pre-funded Warrants (in Shares)		165,305
Issuance of common shares under ATM program		$ 59									1,467,523						1,467,582
Issuance of common shares under ATM program (in Shares)		593,194
Issued pursuant to public offering		$ 59									1,467,523						1,467,582
Issued pursuant to public offering (in Shares)		593,194
Share-based compensation											15,842						15,842
Net loss for the period													(562,355)				(562,355)
Currency translation adjustment															(406)		(406)
Balance at Jun. 30, 2025		$ 148		$ 637							$ 24,490,049		$ (15,440,437)		$ (1,222)		$ 9,049,175
Balance (in Shares) at Jun. 30, 2025		1,477,575		6,372,874

[1]	Reflects, retrospectively, the 1-for-200 reverse stock split that became effective on November 27, 2024 and the subsequent 1-for-7 reverse stock split that became effective March 10, 2025. On a combined basis, this reflects retrospectively a reverse stock split of 1-for-1,400. Refer to Note 1, “Organization and nature of operations.”